Debt Debt - Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 0
Long-term Debt, Maturities, Repayments of Principal in Year Two		357,758
Long-term Debt, Maturities, Repayments of Principal in Year Three		0
Long-term Debt, Maturities, Repayments of Principal in Year Four		2,178
Long-term Debt, Maturities, Repayments of Principal in Year Five		2,271
Long-term Debt, Maturities, Repayments of Principal after Year Five		122,521
Total principal	$ 490,055	484,728	$ 460,428
Debt Issuance Costs, Net	(8,482)	(2,880)	(3,956)
Debt, net	481,573	481,848	456,472
Griffin Capital Essential Asset REIT, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		7,132
Long-term Debt, Maturities, Repayments of Principal in Year Two		24,879
Long-term Debt, Maturities, Repayments of Principal in Year Three		732,034
Long-term Debt, Maturities, Repayments of Principal in Year Four		7,211
Long-term Debt, Maturities, Repayments of Principal in Year Five		7,556
Long-term Debt, Maturities, Repayments of Principal after Year Five		618,967
Total principal	1,363,776	1,397,779	1,458,343
Debt Instrument, Unamortized Discount (Premium), Net		(281)
Debt Issuance Costs, Net		(11,414)
Debt, net	$ 1,354,350	$ 1,386,084	$ 1,447,535